Related party transactions:	12 Months Ended
Dec. 31, 2012
Related party transactions:
Related party transactions:

21.       Related party transactions:

Pursuant to the amended and restated JVA, Westport engages in transactions with CWI.

As at December 31, 2012, net amounts due from CWI total $2,127 (2011 - $416). Amounts receivable relate to costs incurred by Westport on behalf of CWI. The amounts are generally reimbursed by CWI to Westport in the month following the month in which the payable is incurred. During the twelve month ended December 31, 2012, nine months ended December 31, 3011 and twelve months ended March 31, 2011 cost reimbursements from CWI consisted of the following:

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development	$223	$148	$314
General and administrative	1,007	338	1,164
Sales and marketing	2,830	2,598	3,501

	$4,060	$3,084	$4,979

CWI also provided a loan to the Company under a demand loan agreement.  The loan receivable bore interest monthly at a rate equal to the Bank of Canada prime corporate paper one-month rate in effect on the last day of each month. All outstanding interest was payable in United States dollars on or before December 15, 2012. Interest began accruing on the date in which monies were advanced under the loan agreement.  The loan principal and accrued interest was repaid during the year ended December 31, 2012. Loan payable of $19,409 owing to CWI as at December 31, 2011. During the year ended December 31, 2012, interest of $114 (nine months ended December 31, 2011 - $116; year ended March 31, 2011 - $19) was paid to CWI.

All material transactions between the Company and CWI have been eliminated on application of equity accounting.